Note 7 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 44,173	$ 35,956
Advisor loans receivable	23,030	18,571
Investments in equity securities	11,862	3,918
Investments in debt securities	10,362	12,525
Deferred Purchase Price (notes 15 and 24)	238,836	87,957
Other	11,584	18,853
Prepaid and other assets (Current Assets)	339,847	177,780
Advisor loans receivable	47,980	42,900
Equity accounted investments	22,490	11,154
Investments in equity securities	9,327	5,261
Investments in debt securities	10,343	3,948
Financing fees, net of accumulated amortization of $6,363 (December 31, 2020 - $4.956)	2,458	3,751
Other	7,385	7,341
Other assets (Non-Current Assets)	$ 99,983	$ 74,355